As filed with the U.S. Securities and Exchange Commission on November 1, 2023

File No. 333-195493

File No. 811-22961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 297	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 300	☒

EA Series Trust

(Exact Name of Registrant as Specified in Charter)

19 East Eagle Road

Havertown, PA 19083

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

Alyssa Bernard

19 East Eagle Road

Havertown, PA 19083

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 3, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 261 (the “Amendment”) to its Registration Statement (filed on August 11, 2023) with respect to its series, the ARK 21Shares Digital Asset and Blockchain Strategy ETF until November 3, 2023. Parts A and B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 296 to the Trust’s Registration Statement, which was filed on October 31, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 297 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Havertown, Commonwealth of Pennsylvania, on this 1st day of November, 2023.

EA SERIES TRUST

By:	/s/ Patrick R. Cleary
Patrick R. Cleary
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Patrick R. Cleary	President and Chief Executive Officer	November 1, 2023
Patrick R. Cleary

* Sean Hegarty	Treasurer, Principal Financial Officer and Comptroller	November 1, 2023
Sean Hegarty

* Wesley R. Gray	Trustee	November 1, 2023
Wesley R. Gray

* Daniel Dorn	Trustee	November 1, 2023
Daniel Dorn

* Michael Pagano	Trustee	November 1, 2023
Michael Pagano

* Emeka Oguh	Trustee	November 1, 2023
Emeka Oguh

*By:	/s/ Patrick R. Cleary
Patrick R. Cleary
Attorney-in-Fact
*(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 249 to the Registrant’s registration statement on July 13, 2023.)

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